UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7899

Merrill Lynch S&P 500 Index Fund
Master S&P 500 Index Series - file # 811-7885

Address: P.O. Box 9011
         Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch S&P 500 Index Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/02

Date of reporting period: 01/01/02 - 12/31/02

Item 1 - Is shareholder report attached? - Y

[LOGO] Merrill Lynch Investment Managers

Annual Report
December 31, 2002

Merrill Lynch
S&P 500
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                        Merrill Lynch S&P 500 Index Fund

Important Tax
Information
(unaudited)

All of the ordinary income distributions paid by Merrill Lynch S&P 500 Index Fund during the calendar year ended December 31, 2002 qualifies for the dividends received deduction for corporations.

Please retain this information for your records.

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

DEAR SHAREHOLDER

Fiscal Year in Review

For the year ended December 31, 2002, Merrill Lynch S&P 500 Index Fund's Class A and Class D Shares had total returns of -22.51% and -22.62%, respectively, compared to the unmanaged benchmark Standard & Poor's (S&P) 500 Index's total return of -22.10%. (Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

The year 2002 represented the third consecutive year whereby the S&P 500 Index posted a negative return with the Index falling a total of 589.43 points during the past three years. For the year ended December 31, 2002, the S&P 500 Index had a total return of -22.10% and a three-year annualized total return of -14.55%. In 2002, value outperformed growth with the S&P 500 Barra Value Index posting a total return of -20.85% compared to -23.59% for the S&P 500 Barra Growth Index for the same period.

All ten S&P 500 Index sectors posted negative returns in 2002, further evidence that the decline during the year was across the whole market, although some sectors negatively impacted performance more than others. The bear market entered into by the technology sector in early 2000 continued to contribute to the decline in 2002, with information technology and telecommunications posting the worst returns for the year ended December 31, 2002, at -37.57% and -35.89%, respectively. Sectors most resilient to the market decline were consumer staples, which had a return of -6.31%, and materials, which had a -7.71% return for the fiscal year.

The first quarter of 2002 was quiet and uneventful relative to the rest of the year. A turn for the worse occurred in the second quarter as extreme volatility overtook the markets. The excessive volatility was mainly because of high-profile companies failing one after another and increased concerns over accounting standards. Although U.S. markets experienced three weeks of consecutive gains in August, the markets lost ground for the next five consecutive weeks and closed with negative returns for the third quarter. A significant rebound was seen in the fourth quarter with the S&P 500 Index closing up 64.54 points at 879.82, with a total return of +8.44% for the last quarter of 2002. Technology rebounded with telecommunications and information technology posting the best sector returns, of +36.43% and +22.23%, respectively. Better-than-estimated corporate earnings reports and the belief that corporate earnings have "bottomed" spurred an improvement in market conditions. The impressive fourth quarter rally can also be partially attributed to the promise of fiscal stimulus from the Federal Reserve Board cutting interest rates late in 2002.

After cutting interest rates 11 consecutive times in 2001, the Federal Reserve Board left interest rates unchanged at 1.75% until the fourth quarter of 2002. In the November 6, 2002 Federal Open Market Committee meeting, the Federal Reserve Board decided to lower its target rate by an unexpected 50 basis points (.50%) to 1.25%. Economic data indicated that greater uncertainty, in part attributable to heightened geopolitical risks, was inhibiting spending, production and employment. At its November 7, 2002 meeting, the Governing Council of the European Central Bank (ECB) declined to match the half-point rate reduction by the U.S. Federal Reserve Board and left its rate unchanged at 3.25%. However, at its December 5, 2002 meeting, the ECB cut rates by 50 basis points to 2.75%, reflecting the persistently high degree of uncertainty. Over time, the current accommodative stance of monetary policy, coupled with still robust underlying growth in productivity, should be sufficient to foster an improving business climate. However, considerable uncertainty persists about the extent and timing of the expected pickup in production and employment.

After the worst returns of the year in September with the S&P 500 Index at -10.87% for the month, the fourth quarter of 2002 brought the positive returns that investors were hoping for, but they did not come without volatility. October and November were significantly positive months, but December again gave way to negative returns. Looking ahead to 2003, investor confidence remains shaken with the possibility of a military conflict with Iraq, unexpectedly high unemployment and disappointing holiday sales. Consumer confidence fell unexpectedly in December for the sixth time in seven months as unemployment threatens to undermine spending and U.S. economic growth early next year.

Portfolio Matters

The Series closed on December 31, 2002 with net assets of $1.7 billion. The principal investments of the Fund are in S&P 500 Index stocks with weightings of individual stocks in proportion to that of the Index. Incremental cash flows are typically invested through the use of S&P 500 Index futures contracts, which serve as a means to invest cash balances. At December 31, 2002, the Series' equity portfolio was valued at $1.68 billion in equity, which represented approximately 99% of the Series' net assets. In addition, the Series held a long position in S&P 500 March 2003 futures contracts. Through its holding of equities and futures contracts, it is the Series' goal to be 100% invested in the S&P 500 Index at all times.

Twenty-four changes in the composition of the S&P 500 Index were made in 2002. In response to these changes, we added the following equities to the Series' portfolio during the year: Plum Creek Timber Company Inc., MeadWestvaco Corporation, ACE Limited, Rational Software Corporation, Marshall & Ilsley Corporation, First Tennessee National Corporation, American Standard Companies, Inc., BJ Services Company, Apollo Group, Inc., Simon Property Group, Inc., North Fork Bancorporation, SunGard Data Systems Inc., Electronic Arts, Principal Financial Group, Inc., eBay Inc., Prudential Financial, Goldman Sachs Group, United Parcel Service, Inc., Anthem Inc., Monsanto Co., Travelers Property Casualty Corp., RJ Reynolds Tobacco Holdings, Inc., Comcast Corporation and Quest Diagnostics Incorporated.

In Conclusion

We appreciate your investment in Merrill Lynch S&P 500 Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee

January 30, 2003


                                     2 & 3

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administration fee and management fee, respectively. Without such waivers, the Fund's performance would have been lower.

Recent
Performance
Results

                                             6-Month        12-Month      Since Inception
As of December 31, 2002                   Total Return    Total Return     Total Return
=========================================================================================
ML S&P 500 Index Fund Class A Shares*        -10.46          -22.51%          +24.51%
-----------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class D Shares*        -10.56          -22.62           +22.82
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                -10.30          -22.10           +19.01
=========================================================================================

 * Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/03/97.
** This unmanaged broad-based Index is comprised of common stocks. Since inception total return is from 4/30/97.

Average Annual
Total Return

Class A Shares                                                          % Return
================================================================================
One Year Ended 12/31/02                                                 - 22.51%
--------------------------------------------------------------------------------
Five Years Ended 12/31/02                                               -  0.98
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/02                                    +  3.89
--------------------------------------------------------------------------------

Class D Shares                                                          % Return
================================================================================
One Year Ended 12/31/02                                                 - 22.62%
--------------------------------------------------------------------------------
Five Years Ended 12/31/02                                               -  1.21
--------------------------------------------------------------------------------
Inception (4/03/97) through 12/31/02                                    +  3.64
--------------------------------------------------------------------------------

Total Return Based on a $10,000 Investment--Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Standard & Poor's 500 Index. Values are from April 3, 1997 to December 2002.

                                  4/03/97**      12/97        12/98        12/99        12/00        12/01        12/02
ML S&P 500 Index
Fund+--Class A Shares*             $10,000      $13,080      $16,774      $20,204      $18,299      $16,068      $12,451
ML S&P 500 Index
Fund+--Class D Shares*             $10,000      $13,053      $16,701      $20,068      $18,137      $15,872      $12,282

                                  4/30/97**      12/97        12/98        12/99        12/00        12/01        12/02
Standard & Poor's 500 Index++      $10,000      $12,256      $15,759      $19,075      $17,338      $15,277      $11,901

 * Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests all of its assets in the Master S&P 500 Index Series of Quantitative Master Series Trust. The Trust's investments are allocated among common stocks in approximately the same weightings as the S&P 500 Index.
++ This unmanaged broad-based Index is comprised of common stocks. The starting date for the Index in the graph is from 4/30/97.


                                     4 & 5

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND     As of December 31, 2002
-----------------------------------------------------------------------------------------------------------------
Assets:        Investment in Master S&P 500 Index Series, at value
               (identified cost--$1,876,810,970) .........................                        $ 1,581,396,103
               Prepaid registration fees and expenses ....................                                 35,740
                                                                                                  ---------------
               Total assets ..............................................                          1,581,431,843
                                                                                                  ---------------
-----------------------------------------------------------------------------------------------------------------
Liabilities:   Payables:
                 Administrative fees .....................................      $    350,110
                 Distributor .............................................           146,291              496,401
                                                                                ------------
               Accrued expenses and other liabilities ....................                                449,143
                                                                                                  ---------------
               Total liabilities .........................................                                945,544
                                                                                                  ---------------
-----------------------------------------------------------------------------------------------------------------
Net Assets:    Net assets ................................................                        $ 1,580,486,299
                                                                                                  ===============
-----------------------------------------------------------------------------------------------------------------
Net Assets     Class A Shares of Common Stock, $.0001 par value,
Consist of:    125,000,000 shares authorized .............................                        $         8,659
               Class D Shares of Common Stock, $.0001 par value,
               125,000,000 shares authorized .............................                                  6,035
               Paid-in capital in excess of par ..........................                          2,042,801,388
               Undistributed investment income--net ......................      $    674,286
               Accumulated realized capital losses on investments and
               foreign currency transactions from the Series--net ........      (167,589,202)
               Unrealized depreciation on investments from the Series--net      (295,414,867)
                                                                                ------------
               Total accumulated losses--net .............................                           (462,329,783)
                                                                                                  ---------------
               Net assets ................................................                        $ 1,580,486,299
                                                                                                  ===============
-----------------------------------------------------------------------------------------------------------------
Net Asset      Class A--Based on net assets of $931,917,385 and 86,589,397
Value:         shares outstanding ........................................                        $         10.76
                                                                                                  ===============
               Class D--Based on net assets of $648,568,914 and 60,355,947
               shares outstanding ........................................                        $         10.75
                                                                                                  ===============
-----------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND              For the Year Ended December 31, 2002
----------------------------------------------------------------------------------------------------------------
Investment Income       Net investment income allocated from the Series:
From the Series--Net:     Dividends (net of $73,209 foreign withholding tax)                       $  27,547,578
                          Interest ..........................................                            790,008
                          Securities lending--net ...........................                            246,529
                          Expenses ..........................................                           (698,407)
                                                                                                   -------------
                        Net investment income from the Series ...............                         27,885,708
                                                                                                   -------------
----------------------------------------------------------------------------------------------------------------
Expenses:               Administration fee ..................................    $   4,298,406
                        Account maintenance fee--Class D ....................        1,760,483
                        Transfer agent fees .................................          967,172
                        Printing and shareholder reports ....................           86,314
                        Registration fees ...................................           38,041
                        Directors' fees and expenses ........................           30,031
                        Professional fees ...................................           21,353
                        Other ...............................................          107,489
                                                                                 -------------
                        Total expenses ......................................                          7,309,289
                                                                                                   -------------
                        Investment income--net ..............................                         20,576,419
                                                                                                   -------------
----------------------------------------------------------------------------------------------------------------
Realized &              Realized loss from the Series on:
Unrealized Loss           Investments--net ..................................      (75,631,510)
From the Series--Net:     Foreign currency transactions--net ................             (168)      (75,631,678)
                                                                                 -------------
                        Change in unrealized appreciation/depreciation on
                        investments from the Series--net ....................                       (403,025,960)
                                                                                                   -------------
                        Total realized and unrealized loss on investments and
                        foreign currency from the Series--net ...............                       (478,657,638)
                                                                                                   -------------
                        Net Decrease in Net Assets Resulting from Operations                       $(458,081,219)
                                                                                                   =============
----------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                     6 & 7

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  For the Year Ended
MERRILL LYNCH                                                                                        December 31,
S&P 500                                                                                 -----------------------------------
INDEX FUND       Increase (Decrease) in Net Assets:                                            2002                2001
---------------------------------------------------------------------------------------------------------------------------
Operations:      Investment income--net ............................................    $    20,576,419     $    15,727,609
                 Realized loss on investments and foreign currency transactions
                 from the Series--net ..............................................        (75,631,678)        (28,456,912)
                 Change in unrealized appreciation/depreciation on investments
                 from the Series--net ..............................................       (403,025,960)       (207,600,105)
                                                                                        ---------------     ---------------
                 Net decrease in net assets resulting from operations ..............       (458,081,219)       (220,329,408)
                                                                                        ---------------     ---------------
---------------------------------------------------------------------------------------------------------------------------
Dividends to     Investment income--net:
Shareholders:      Class A .........................................................        (13,196,193)         (9,962,496)
                   Class D .........................................................         (7,425,881)         (5,037,507)
                                                                                        ---------------     ---------------
                 Net decrease in net assets resulting from dividends to shareholders        (20,622,074)        (15,000,003)
                                                                                        ---------------     ---------------
---------------------------------------------------------------------------------------------------------------------------
Capital Share    Net increase in net assets derived from capital share transactions         177,607,344         403,132,668
Transactions:                                                                           ---------------     ---------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets:      Total increase (decrease) in net assets ...........................       (301,095,949)        167,803,257
                 Beginning of year .................................................      1,881,582,248       1,713,778,991
                                                                                        ---------------     ---------------
                 End of year* ......................................................    $ 1,580,486,299     $ 1,881,582,248
                                                                                        ===============     ===============
---------------------------------------------------------------------------------------------------------------------------
                *Undistributed investment income--net ..............................    $       674,286     $       720,065
                                                                                        ===============     ===============
---------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                    Class A
                   The following per share data and ratios have been      ---------------------------------------------------------
                   derived from information provided in the financial                          For the Year Ended
MERRILL LYNCH      statements.                                                                    December 31,
S&P 500                                                                   ---------------------------------------------------------
INDEX FUND         Increase (Decrease) in Net Asset Value:                  2002          2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of year ................... $  14.08    $    16.18    $  18.02    $  15.30   $  12.55
Operating                                                                 --------    ----------    --------    --------   --------
Performance:       Investment income--net ...............................      .16+          .13         .13         .18        .18
                   Realized and unrealized gain (loss) on investments and
                   foreign currency transactions from the Series--net ...    (3.33)        (2.10)      (1.82)       2.92       3.33
                                                                          --------    ----------    --------    --------   --------
                   Total from investment operations .....................    (3.17)        (1.97)      (1.69)       3.10       3.51
                                                                          --------    ----------    --------    --------   --------
                   Less dividends and distributions from:
                     Investment income--net .............................     (.15)         (.13)       (.14)       (.17)      (.16)
                     In excess of investment income--net ................       --            --          --++        --         --
                     Realized gain on investments from the Series--net ..       --            --          --          --       (.60)
                     In excess of realized gain on investments from the
                     Series--net ........................................       --            --        (.01)       (.21)        --
                                                                          --------    ----------    --------    --------   --------
                   Total dividends and distributions ....................     (.15)         (.13)       (.15)       (.38)      (.76)
                                                                          --------    ----------    --------    --------   --------
                   Net asset value, end of year ......................... $  10.76    $    14.08    $  16.18    $  18.02   $  15.30
                                                                          ========    ==========    ========    ========   ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ...................  (22.51%)      (12.19%)     (9.43%)     20.45%     28.24%
Return:                                                                   ========    ==========    ========    ========   ========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average  Expenses, net of reimbursement+++ ....................     .36%          .37%        .38%        .38%       .39%
Net Assets:                                                               ========    ==========    ========    ========   ========
                   Expenses+++ ..........................................     .36%          .38%        .40%        .38%       .40%
                                                                          ========    ==========    ========    ========   ========
                   Investment income--net ...............................    1.27%          .97%        .85%       1.03%      1.27%
                                                                          ========    ==========    ========    ========   ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands) ............... $931,917    $1,108,832    $896,356    $848,591   $682,669
Data:                                                                     ========    ==========    ========    ========   ========
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Class D
                     The following per share data and ratios have been       -----------------------------------------------------
                     derived from information provided in the financial                       For the Year Ended
                     statements.                                                                 December 31,
                                                                             -----------------------------------------------------
                     Increase (Decrease) in Net Asset Value:                   2002       2001       2000        1999       1998
----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year ...................  $  14.05   $  16.16   $  18.00    $  15.28   $  12.54
Operating                                                                    --------   --------   --------    --------   --------
Performance:         Investment income--net ...............................       .13+       .10        .04         .13        .11
                     Realized and unrealized gain (loss) on investments and
                     foreign currency transactions from the Series--net ...     (3.31)     (2.12)     (1.77)       2.94       3.37
                                                                             --------   --------   --------    --------   --------
                     Total from investment operations .....................     (3.18)     (2.02)     (1.73)       3.07       3.48
                                                                             --------   --------   --------    --------   --------
                     Less dividends and distributions from:
                       Investment income--net .............................      (.12)      (.09)      (.10)       (.14)      (.14)
                       In excess of investment income--net ................        --         --         --++        --         --
                       Realized gain on investments from the Series--net ..        --         --         --          --       (.60)
                       In excess of realized gain on investments from the
                       Series--net ........................................        --         --       (.01)       (.21)        --
                                                                             --------   --------   --------    --------   --------
                     Total dividends and distributions ....................      (.12)      (.09)      (.11)       (.35)      (.74)
                                                                             --------   --------   --------    --------   --------
                     Net asset value, end of year .........................  $  10.75   $  14.05   $  16.16    $  18.00   $  15.28
                                                                             ========   ========   ========    ========   ========
----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ...................   (22.62%)   (12.49%)    (9.62%)     20.16%     27.95%
Return:                                                                      ========   ========   ========    ========   ========
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement+++ ....................      .61%       .62%       .63%        .63%       .64%
Net Assets:                                                                  ========   ========   ========    ========   ========
                     Expenses+++ ..........................................      .61%       .63%       .65%        .63%       .65%
                                                                             ========   ========   ========    ========   ========
                     Investment income--net ...............................     1.03%       .71%       .60%        .77%      1.00%
                                                                             ========   ========   ========    ========   ========
----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands) ...............  $648,569   $772,750   $817,423    $840,918   $435,256
Data:                                                                        ========   ========   ========    ========   ========
----------------------------------------------------------------------------------------------------------------------------------

  +   Based on average shares outstanding.
 ++   Amount is less than $.01 per share.
+++   Includes the Fund's share of the Series' allocated expenses.

      See Notes to Financial Statements.


                                     8 & 9

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at December 31, 2002 was 91.5%. The Fund offers two classes of shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to their account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Fund's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. There were no significant reclassifications in the current year.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .245% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investments in the Series for the year ended December 31, 2002 were $385,243,844 and $235,696,691, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $177,607,344 and $403,132,668 for the years ended December 31, 2002 and December 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2002                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................          41,888,936        $ 525,329,539
Shares issued to shareholders
in reinvestment of dividends .........           1,168,621           12,824,616
                                                ----------        -------------
Total issued .........................          43,057,557          538,154,155
Shares redeemed ......................         (35,244,780)        (426,331,622)
                                                ----------        -------------
Net increase .........................           7,812,777        $ 111,822,533
                                                ==========        =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2001                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................          47,072,962        $ 682,826,571
Shares issued to shareholders
in reinvestment of dividends .........             690,457            9,673,307
                                                ----------        -------------
Total issued .........................          47,763,419          692,499,878
Shares redeemed ......................         (24,375,581)        (355,006,286)
                                                ----------        -------------
Net increase .........................          23,387,838        $ 337,493,592
                                                ==========        =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2002                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................          22,596,862        $ 272,284,151
Shares issued to shareholders
in reinvestment of dividends .........             607,598            6,669,539
                                                ----------        -------------
Total issued .........................          23,204,460          278,953,690
Shares redeemed ......................         (17,841,183)        (213,168,879)
                                                ----------        -------------
Net increase .........................           5,363,277        $  65,784,811
                                                ==========        =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2001                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................          19,309,208        $ 281,881,579
Shares issued to shareholders
in reinvestment of dividends .........             316,365            4,422,789
                                                ----------        -------------
Total issued .........................          19,625,573          286,304,368
Shares redeemed ......................         (15,225,662)        (220,665,292)
                                                ----------        -------------
Net increase .........................           4,399,911        $  65,639,076
                                                ==========        =============
--------------------------------------------------------------------------------

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 was as follows:

--------------------------------------------------------------------------------
                                                  12/31/2002         12/31/2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ........................        $20,622,074        $15,000,003
                                                  -----------        -----------
Total taxable distributions ..............        $20,622,074        $15,000,003
                                                  ===========        ===========
--------------------------------------------------------------------------------

As of December 31, 2002, the components of accumulated losses on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income--net .....................        $     674,286
Undistributed long-term capital gains--net .............                   --
                                                                -------------
Total undistributed earnings--net ......................              674,286
Capital loss carryforward ..............................          (92,600,903)*
Unrealized losses--net .................................         (370,403,166)**
Total accumulated losses--net ..........................        $(462,329,783)
                                                                =============
--------------------------------------------------------------------------------

 * On December 31, 2002, the Fund had a net capital loss carryforward of $92,600,903, of which $4,944,930 expires in 2008, $14,600,496 expires in
      2009 and $73,055,477 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the deferral of post-October capital losses for tax purposes.


                                    10 & 11

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch S&P 500 Index Fund
(One of the series constituting
Merrill Lynch Index Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Merrill Lynch S&P 500 Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch S&P 500 Index Fund of the Merrill Lynch Index Funds, Inc. as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 18, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                  Master S&P 500 Index Series
                  ------------------------------------------------------------------------------
                                                                         Shares
                  Issue                                                   Held           Value
================================================================================================
Common            3M Co. .....................................           82,794      $10,208,500
Stocks            ACE Limited ................................           57,710        1,693,211
                + ADC Telecommunications, Inc. ...............          152,555          318,840
                + The AES Corporation ........................          109,860          331,777
                  AFLAC Incorporated .........................          102,599        3,090,282
                  ALLTEL Corporation .........................           60,037        3,061,887
                + AMR Corporation ............................           31,905          210,573
                + AOL Time Warner Inc. .......................          929,484       12,176,240
                  AT&T Corp. .................................          154,092        4,023,342
                + AT&T Wireless Services Inc. ................          543,247        3,069,346
                  Abbott Laboratories ........................          325,517       13,020,680
                  Adobe Systems Incorporated .................           52,225        1,300,925
                  Adolph Coors Company (Class B) .............           10,483          642,084
                + Advanced Micro Devices, Inc. ...............           70,047          452,504
                  Aetna Inc. (New Shares) ....................           30,092        1,237,383
                + Agilent Technologies, Inc. .................           95,610        1,717,156
                  Air Products and Chemicals, Inc. ...........           46,947        2,006,984
                  Alberto-Culver Company (Class B) ...........           10,028          505,411
                  Albertson's, Inc. ..........................           84,366        1,877,987
                  Alcoa Inc. .................................          172,145        3,921,463
                  Allegheny Energy, Inc. .....................           31,520          238,291
                  Allegheny Technologies Incorporated ........           14,228           88,640
                  Allergan Inc. ..............................           29,364        1,691,954
                + Allied Waste Industries, Inc. ..............           40,578          405,780
                  The Allstate Corporation ...................          146,944        5,435,459
                + Altera Corporation .........................           85,790        1,058,649
                  Ambac Financial Group, Inc. ................           21,766        1,224,120
                  Amerada Hess Corporation ...................           20,467        1,126,708
                  Ameren Corporation .........................           28,381        1,179,798
                  American Electric Power Company, Inc. ......           76,920        2,102,224
                  American Express Company ...................          276,884        9,787,849
                + American Greetings Corporation
                    (Class A) ................................           13,116          207,233
                  American International Group, Inc. .........          543,907       31,465,020
                + American Power Conversion
                    Corporation ..............................           36,644          555,157
                + American Standard Companies, Inc. ..........           13,900          988,846
                  AmerisourceBergen Corporation ..............           24,943        1,354,654
                + Amgen Inc. .................................          266,247       12,870,380
                  AmSouth Bancorporation .....................           75,103        1,441,978
                  Anadarko Petroleum Corporation .............           49,061        2,350,022
                + Analog Devices, Inc. .......................           73,016        1,742,892
                + Andrew Corporation .........................           20,239          208,057
                  Anheuser-Busch Companies, Inc. .............          180,885        8,754,834
                + Anthem, Inc. ...............................           26,980        1,697,042
                  Aon Corporation ............................           57,385        1,084,003
                  Apache Corporation .........................           33,492        1,908,709
                + Apollo Group, Inc. (Class A) ...............           37,800        1,663,200
                + Apple Computer, Inc. .......................           78,617        1,126,582
                  Applera Corporation--Applied
                    Biosystems Group .........................           40,455          709,581
                + Applied Materials, Inc. ....................          335,476        4,371,252
                + Applied Micro Circuits Corporation .........           61,667          227,551
                  Archer-Daniels-Midland Company .............          134,934        1,673,182
                  Ashland Inc. ...............................           13,158          375,398
                  Autodesk, Inc. .............................           30,564          437,065
                  Automatic Data Processing, Inc. ............          120,680        4,736,690
                + AutoZone, Inc. .............................           22,777        1,609,195
                + Avaya Inc. .................................           55,782          136,666
                  Avery Dennison Corporation .................           22,658        1,383,951
                  Avon Products, Inc. ........................           48,680        2,622,392
                  The B.F. Goodrich Company ..................           20,987          384,482
                  BB&T Corporation ...........................           95,900        3,547,341
                + BJ Services Company ........................           34,600        1,117,926
                + BMC Software, Inc. .........................           46,520          795,957
                  Baker Hughes Incorporated ..................           64,944        2,090,547
                  Ball Corporation ...........................           11,280          577,423
                  Bank of America Corporation ................          315,813       21,971,110
                  The Bank of New York Company, Inc. .........          154,195        3,694,512
                  Bank One Corporation .......................          244,489        8,936,073
                  Bausch & Lomb Incorporated .................           14,987          539,532
                  Baxter International Inc. ..................          130,127        3,643,556
                  The Bear Stearns Companies Inc. ............           22,611        1,343,093
                  Becton, Dickinson and Company ..............           51,895        1,592,658
                + Bed Bath & Beyond Inc. .....................           64,824        2,238,373
                  BellSouth Corporation ......................          387,134       10,015,157
                  Bemis Company, Inc. ........................            9,868          489,749
                + Best Buy Co., Inc. .........................           71,046        1,715,761
                + Big Lots, Inc. .............................           23,595          312,162
                + Biogen, Inc. ...............................           33,666        1,348,660
                  Biomet, Inc. ...............................           58,235        1,669,015
                  The Black & Decker Corporation .............           19,642          842,445
                  The Boeing Company .........................          180,120        5,942,159
                  Boise Cascade Corporation ..................           11,024          278,025
                + Boston Scientific Corporation ..............           83,082        3,532,647
                  Bristol-Myers Squibb Company ...............          403,561        9,342,437
                + Broadcom Corporation (Class A) .............           60,881          916,868
                  Brown-Forman Corporation (Class B) .........           14,044          917,916
                  Brunswick Corporation ......................           17,764          352,793
                  Burlington Northern Santa Fe Corp. .........           79,194        2,059,836
                  Burlington Resources Inc. ..................           41,418        1,766,478
                  C.R. Bard, Inc. ............................           10,509          609,522
                + CIENA Corporation ..........................           92,895          477,480
                  CIGNA Corporation ..........................           30,796        1,266,332
                  CMS Energy Corporation .....................           41,914          395,668
                  CSX Corporation ............................           42,578        1,205,383
                  CVS Corporation ............................           80,218        2,003,043
                + Calpine Corporation ........................           76,560          249,586
                  Campbell Soup Company ......................           77,035        1,808,011
                  Capital One Financial Corporation ..........           43,867        1,303,727
                  Cardinal Health, Inc. ......................           93,791        5,551,489
                  Carnival Corporation .......................          118,180        2,948,591
                  Caterpillar Inc. ...........................           75,944        3,472,160
                + Cendant Corporation ........................          209,125        2,191,630
                  CenterPoint Energy, Inc. ...................           68,070          578,595
                  Centex Corporation .........................           15,234          764,747
                  CenturyTel, Inc. ...........................           25,977          763,204
                  The Charles Schwab Corporation .............          268,868        2,917,218
                  Charter One Financial, Inc. ................           45,995        1,321,436
                  ChevronTexaco Corporation ..................          225,450       14,987,916
                + Chiron Corporation .........................           42,334        1,591,758
                  The Chubb Corporation ......................           37,753        1,970,707
                  Cincinnati Financial Corporation ...........           29,511        1,108,138
                  Cinergy Corp. ..............................           31,828        1,073,240
                  Cintas Corporation .........................           35,002        1,601,342
                  Circuit City Stores--Circuit City Group ....           43,023          319,231
                + Cisco Systems, Inc. ........................        1,504,671       19,711,190
                  Citigroup Inc. .............................        1,070,236       37,661,605
                + Citizens Communications Company ............           50,618          534,020
                + Citrix Systems, Inc. .......................           38,705          476,846
                + Clear Channel Communications, Inc. .........          125,004        4,661,399
                  The Clorox Company .........................           52,298        2,157,292
                  The Coca-Cola Company ......................          517,128       22,660,549
                  Coca-Cola Enterprises Inc. .................           91,687        1,991,442


                                     12 & 13

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                  Master S&P 500 Index Series (continued)
                  ------------------------------------------------------------------------------
                                                                         Shares
                  Issue                                                   Held           Value
================================================================================================
Common            Colgate-Palmolive Company ..................          109,281      $ 5,729,603
Stocks          + Comcast Corporation (Class A) ..............          326,544        7,696,642
(continued)     + Comcast Corporation (Special Class A) ......          151,805        3,429,275
                  Comerica Incorporated ......................           36,691        1,586,519
                  Computer Associates International, Inc. ....          119,012        1,606,662
                + Computer Sciences Corporation ..............           35,250        1,214,362
                + Compuware Corporation ......................           67,949          326,155
                + Comverse Technology, Inc. ..................           48,843          489,407
                  ConAgra, Inc. ..............................          102,478        2,562,975
                + Concord EFS, Inc. ..........................          104,939        1,651,740
                  ConocoPhillips .............................          138,889        6,720,839
                  Consolidated Edison, Inc. ..................           42,425        1,816,638
                  Constellation Energy Group .................           29,049          808,143
                + Convergys Corporation ......................           32,314          489,557
                  Cooper Industries, Ltd. (Class A) ..........           23,152          843,890
                  Cooper Tire & Rubber Company ...............           14,930          229,026
                + Corning Incorporated .......................          192,875          638,416
                + Costco Wholesale Corporation ...............          100,424        2,817,897
                  Countrywide Credit Industries, Inc. ........           28,478        1,470,889
                  Crane Co. ..................................           11,288          224,970
                  Cummins Engine Company, Inc. ...............           12,609          354,691
                  DTE Energy Company .........................           33,538        1,556,163
                  Dana Corporation ...........................           26,845          315,697
                  Danaher Corporation ........................           30,725        2,018,632
                  Darden Restaurants, Inc. ...................           41,707          852,908
                  Deere & Company ............................           53,298        2,443,713
                + Del Monte Foods Company ....................           11,316           87,133
                + Dell Computer Corporation ..................          540,516       14,453,398
                  Delphi Automotive Systems Corporation ......          110,625          890,531
                  Delta Air Lines, Inc. ......................           25,376          307,050
                  Deluxe Corporation .........................           13,636          574,076
                  Devon Energy Corporation ...................           28,758        1,319,992
                  Dillard's, Inc. (Class A) ..................           20,764          329,317
                  Dollar General Corporation .................           61,150          730,742
                  Dominion Resources, Inc. ...................           67,257        3,692,409
                  Dover Corporation ..........................           37,659        1,098,136
                  The Dow Chemical Company ...................          185,076        5,496,757
                  Dow Jones & Company, Inc. ..................           17,419          753,023
                  Duke Energy Corporation ....................          183,719        3,589,869
                  Dynegy Inc. (Class A) ......................           85,471          100,856
                  E.I. du Pont de Nemours and Company ........          206,973        8,775,655
                + EMC Corporation ............................          441,154        2,708,686
                  EOG Resources, Inc. ........................           22,670          904,986
                  Eastman Chemical Company ...................           15,750          579,127
                  Eastman Kodak Company ......................           66,153        2,318,001
                  Eaton Corporation ..........................           14,275        1,115,020
                + eBay Inc. ..................................           63,200        4,286,224
                  Ecolab Inc. ................................           25,507        1,262,596
                + Edison International .......................           57,899          686,103
                  El Paso Corporation ........................          131,915          918,128
                + Electronic Arts Inc. .......................           30,900        1,537,893
                  Electronic Data Systems Corporation ........          106,487        1,962,555
                  Eli Lilly and Company ......................          236,977       15,048,040
                  Emerson Electric Co. .......................           87,248        4,436,561
                  Engelhard Corporation ......................           23,197          518,453
                  Entergy Corporation ........................           42,355        1,930,964
                  Equifax Inc. ...............................           25,402          587,802
                  Equity Office Properties Trust .............           80,064        1,999,999
                  Equity Residential Properties Trust ........           55,840        1,372,547
                  Exelon Corporation .........................           68,764        3,628,676
                  Exxon Mobil Corporation++ ..................        1,401,612       48,972,323
                  FPL Group, Inc. ............................           39,507        2,375,556
                  Family Dollar Stores, Inc. .................           30,664          957,023
                  Fannie Mae .................................          207,273       13,333,872
                + Federated Department Stores, Inc. ..........           38,267        1,100,559
                  FedEx Corp. ................................           58,608        3,177,726
                  Fifth Third Bancorp ........................          124,244        7,274,486
                  First Data Corporation .....................          157,240        5,567,868
                  First Tennessee National Corporation .......           31,400        1,128,516
                  FirstEnergy Corp. ..........................           61,316        2,021,588
                + Fiserv, Inc. ...............................           39,792        1,350,938
                  FleetBoston Financial Corporation ..........          211,047        5,128,442
                  Fluor Corporation ..........................           15,261          427,308
                  Ford Motor Company .........................          392,599        3,651,171
                + Forest Laboratories, Inc. ..................           38,882        3,818,990
                  Fortune Brands, Inc. .......................           29,415        1,368,092
                  Franklin Resources, Inc. ...................           49,786        1,696,707
                  Freddie Mac ................................          144,903        8,556,522
                + Freeport-McMoRan Copper & Gold,
                    Inc. (Class B) ...........................           36,034          604,650
                  Gannett Co., Inc. ..........................           56,779        4,076,732
                  The Gap, Inc. ..............................          179,293        2,782,627
                + Gateway Inc. ...............................           57,298          179,916
                  General Dynamics Corporation ...............           44,348        3,519,901
                  General Electric Company ...................        2,072,681       50,469,782
                  General Mills, Inc. ........................           80,860        3,796,377
                  General Motors Corporation .................          121,139        4,465,183
                  Genuine Parts Company ......................           33,914        1,044,551
                + Genzyme Corporation ........................           38,580        1,140,811
                  Georgia-Pacific Group ......................           47,367          765,451
                  The Gillette Company .......................          217,501        6,603,330
                  Golden West Financial Corporation ..........           32,948        2,365,996
                  The Goldman Sachs Group, Inc. ..............          100,500        6,844,050
                  The Goodyear Tire & Rubber Company .........           33,593          228,768
                  Great Lakes Chemical Corporation ...........           10,035          239,636
                + Guidant Corporation ........................           64,721        1,996,643
                  H & R Block, Inc. ..........................           41,985        1,687,797
                  H.J. Heinz Company .........................           72,136        2,371,110
                  HCA Inc. ...................................          112,706        4,677,299
                + HEALTHSOUTH Corporation ....................           73,725          309,645
                  Halliburton Company ........................           95,404        1,785,009
                  Harley-Davidson, Inc. ......................           66,759        3,084,266
                + Harrah's Entertainment, Inc. ...............           23,130          915,948
                  The Hartford Financial Services
                    Group, Inc. ..............................           55,325        2,513,415
                  Hasbro, Inc. ...............................           35,094          405,336
                  Health Management Associates, Inc. .........
                    (Class A) ................................           49,800          891,420
                + Hercules Incorporated ......................           22,359          196,759
                  Hershey Foods Corporation ..................           29,228        1,971,136
                  Hewlett-Packard Company ....................          639,417       11,100,279
                  Hilton Hotels Corporation ..................           74,931          952,373
                  The Home Depot, Inc. .......................          490,886       11,761,628
                  Honeywell International Inc. ...............          167,577        4,021,848
                  Household International, Inc. ..............           98,994        2,753,023
                + Humana Inc. ................................           30,104          301,040
                  Huntington Bancshares Incorporated .........           47,929          896,751
                  IMS Health Incorporated ....................           60,265          964,240
                  ITT Industries, Inc. .......................           15,596          946,521
                  Illinois Tool Works Inc. ...................           62,821        4,074,570
                  Ingersoll-Rand Company (Class A) ...........           35,798        1,541,462
                  Intel Corporation ..........................        1,388,131       21,613,200
                  International Business Machines
                    Corporation ..............................          352,967       27,354,942
                  International Flavors & Fragrances Inc. ....           19,496          684,310
                + International Game Technology ..............           19,530        1,482,718
                  International Paper Company ................           99,762        3,488,677
                  The Interpublic Group of
                    Companies, Inc. ..........................           77,786        1,095,227
                + Intuit Inc. ................................           46,352        2,174,836
                  J.C. Penney Company, Inc. ..................           60,698        1,396,661
                  J.P. Morgan Chase & Co. ....................          423,255       10,158,120
                + JDS Uniphase Corporation ...................          315,687          779,747
                + Jabil Circuit, Inc. ........................           37,464          671,355
                  Jefferson--Pilot Corporation ...............           29,736        1,133,239
                  John Hancock Financial Services, Inc. ......           61,242        1,708,652
                  Johnson & Johnson ..........................          619,777       33,288,223
                  Johnson Controls, Inc. .....................           16,110        1,291,539
                + Jones Apparel Group, Inc. ..................           25,860          916,478
                  KB HOME ....................................           13,611          583,231
                + KLA-Tencor Corporation .....................           42,337        1,497,460
                  Kellogg Company ............................           83,765        2,870,626
                  Kerr-McGee Corporation .....................           24,265        1,074,939
                  KeyCorp ....................................           79,810        2,006,423
                  KeySpan Corporation ........................           26,261          925,438
                  Kimberly-Clark Corporation .................          106,723        5,066,141
                  Kinder Morgan, Inc. ........................           26,934        1,138,500
                + King Pharmaceuticals, Inc. .................           46,355          796,842
                  Knight Ridder, Inc. ........................           14,151          895,051
                + Kohl's Corporation .........................           72,709        4,068,068
                + The Kroger Co. .............................          164,624        2,543,441
                + LSI Logic Corporation ......................           68,566          395,626
                  Leggett & Platt, Incorporated ..............           40,516          909,179
                  Lehman Brothers Holdings, Inc. .............           49,078        2,615,367
                + Lexmark International Group, Inc. ..........
                    (Class A) ................................           26,839        1,623,759
                  The Limited, Inc. ..........................           99,944        1,392,220
                  Lincoln National Corporation ...............           39,019        1,232,220
                  Linear Technology Corporation ..............           70,199        1,805,518
                  Liz Claiborne, Inc. ........................           19,838          588,197
                  Lockheed Martin Corporation ................           98,570        5,692,418
                  Loews Corporation ..........................           38,690        1,720,157
                + Louisiana-Pacific Corporation ..............           18,528          149,336
                  Lowe's Companies, Inc. .....................          158,740        5,952,750
                + Lucent Technologies Inc. ...................          666,158          839,359
                  MBIA, Inc. .................................           27,745        1,216,896
                  MBNA Corporation ...........................          263,272        5,007,433
                  MGIC Investment Corporation ................           22,080          911,904
                + Manor Care, Inc. ...........................           19,704          366,691
                  Marathon Oil Corporation ...................           58,447        1,244,337
                  Marriott International, Inc. (Class A) .....           53,927        1,772,580
                  Marsh & McLennan Companies, Inc. ...........          115,598        5,341,784
                  Marshall & Ilsley Corporation ..............           38,600        1,056,868
                  Masco Corporation ..........................           94,579        1,990,888
                  Mattel, Inc. ...............................           88,934        1,703,086
                  Maxim Integrated Products, Inc. ............           62,360        2,060,374
                  The May Department Stores Company ..........           60,428        1,388,635
                  Maytag Corporation .........................           15,803          450,386
                + McDermott International, Inc. ..............           11,755           51,487
                  McDonald's Corporation .....................          249,918        4,018,681
                  The McGraw-Hill Companies, Inc. ............           39,908        2,412,040
                  McKesson HBOC, Inc. ........................           59,284        1,602,447
                  MeadWestvaco Corporation ...................           35,372          874,042
                + MedImmune, Inc. ............................           51,052        1,387,083
                  Medtronic, Inc. ............................          252,740       11,524,944


                                     14 & 15

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                  Master S&P 500 Index Series (continued)
                  ------------------------------------------------------------------------------
                                                                         Shares
                  Issue                                                   Held           Value
================================================================================================
Common            Mellon Financial Corporation ...............           91,016      $ 2,376,428
Stocks            Merck & Co., Inc. ..........................          468,557       26,525,012
(continued)     + Mercury Interactive Corp. ..................           20,627          611,591
                  Meredith Corporation .......................            8,821          362,631
                  Merrill Lynch & Co., Inc.** ................          176,467        6,696,923
                  MetLife, Inc. ..............................          147,642        3,992,240
                + Micron Technology, Inc. ....................          121,768        1,186,020
                + Microsoft Corporation++ ....................        1,113,512       57,568,570
                + Millipore Corporation ......................            8,655          294,270
                + Mirant Corporation .........................           82,630          156,171
                  Molex Incorporated .........................           40,062          923,028
                  Monsanto Company ...........................           54,177        1,042,907
                  Moody's Corporation ........................           32,140        1,327,061
                  Morgan Stanley .............................          228,198        9,109,664
                  Motorola, Inc. .............................          463,069        4,005,547
                + NCR Corporation ............................           20,018          475,227
                  NICOR, Inc. ................................            8,054          274,078
                + NVIDIA Corporation .........................           33,520          385,815
                + Nabors Industries, Ltd. ....................           31,215        1,100,953
                  National City Corporation ..................          118,902        3,248,403
                  National Grid Group PLC (ADR) ..............                1               37
                + National Semiconductor Corporation .........           40,386          606,194
                + Navistar International Corporation .........           12,358          300,423
                + Network Appliance, Inc. ....................           76,821          768,210
                  The New York Times Company (Class A) .......           31,047        1,419,779
                  Newell Rubbermaid Inc. .....................           55,054        1,669,788
                  Newmont Mining Corporation .................           91,586        2,658,742
                + Nextel Communications, Inc. (Class A) ......          198,177        2,288,944
                  Nike, Inc. (Class B) .......................           55,210        2,455,189
                  NiSource Inc. ..............................           44,037          880,740
                + Noble Corporation ..........................           32,079        1,127,577
                  Nordstrom, Inc. ............................           27,036          512,873
                  Norfolk Southern Corporation ...............           71,742        1,434,123
                  North Fork Bancorporation ..................           34,300        1,157,282
                  Northern Trust Corporation .................           46,327        1,623,761
                  Northrop Grumman Corporation ...............           37,476        3,635,172
                + Novell, Inc. ...............................           63,824          213,172
                + Novellus Systems, Inc. .....................           33,500          940,680
                  Nucor Corporation ..........................           18,516          764,711
                  Occidental Petroleum Corporation ...........           70,329        2,000,860
                + Office Depot, Inc. .........................           63,258          933,688
                  Omnicom Group Inc. .........................           41,097        2,654,866
                + Oracle Corporation .........................        1,114,685       12,038,598
                  PACCAR Inc. ................................           27,516        1,269,313
                + PG&E Corporation ...........................           73,377        1,019,940
                + PMC--Sierra, Inc. ..........................           43,454          241,604
                  PNC Bank Corp. .............................           61,668        2,583,889
                  PPG Industries, Inc. .......................           33,287        1,669,343
                  PPL Corporation ............................           26,892          932,615
                + Pactiv Corporation .........................           30,325          662,905
                  Pall Corporation ...........................           21,803          363,674
                + Parametric Technology Corporation ..........           46,865          118,100
                  Parker-Hannifin Corporation ................           23,288        1,074,275
                  Paychex, Inc. ..............................           77,258        2,155,498
                  Peoples Energy Corporation .................            7,304          282,300
                + PeopleSoft, Inc. ...........................           60,422        1,105,723
                  The Pepsi Bottling Group, Inc. .............           58,822        1,511,725
                  PepsiCo, Inc. ..............................          359,788       15,190,249
                  PerkinElmer, Inc. ..........................           25,284          208,593
                  Pfizer Inc. ................................        1,283,645       39,241,028
                  Pharmacia Corporation ......................          268,812       11,236,342
                + Phelps Dodge Corporation ...................           21,688          686,425
                  Philip Morris Companies Inc. ...............          436,018       17,671,810
                  Pinnacle West Capital Corporation ..........           17,432          594,257
                  Pitney Bowes Inc. ..........................           50,282        1,642,210
                  Plum Creek Timber Company Inc. .............           32,900          776,440
                + Power-One, Inc. ............................           13,968           79,199
                  Praxair, Inc. ..............................           36,823        2,127,265
                  The Principal Financial Group, Inc. ........           69,900        2,106,087
                  The Procter & Gamble Company ...............          270,798       23,272,380
                  Progress Energy, Inc. ......................           45,126        1,956,212
                + Progress Energy, Inc. ......................              900              117
                  The Progressive Corporation ................           45,340        2,250,224
                + Providian Financial Corporation ............           58,573          380,139
                  Prudential Financial, Inc. .................          112,800        3,580,272
                  Public Service Enterprise Group
                    Incorporated .............................           52,964        1,700,144
                  Pulte Corporation ..........................           12,393          593,253
                + QLogic Corporation .........................           22,008          759,496
                + QUALCOMM Incorporated ......................          164,680        5,992,705
                + Quest Diagnostics Incorporated .............           20,700        1,177,830
                + Quintiles Transnational Corp. ..............           23,586          285,391
                + Qwest Communications
                    International Inc. .......................          340,245        1,701,225
                  R.J. Reynolds Tobacco Holdings, Inc. .......           18,700          787,457
                  R.R. Donnelley & Sons Company ..............           21,625          470,776
                  RadioShack Corporation .....................           36,898          691,469
                + Rational Software Corporation ..............           40,430          420,068
                  Raytheon Company ...........................           78,474        2,413,076
                + Reebok International Ltd. ..................           12,187          358,298
                  Regions Financial Corporation ..............           41,158        1,373,031
                + Robert Half International Inc. .............           31,311          504,420
                  Rockwell Collins ...........................           32,415          753,973
                  Rockwell International Corporation .........           32,415          671,315
                  Rohm and Haas Company ......................           40,403        1,312,289
                  Rowan Companies, Inc. ......................           25,772          585,024
                  Ryder System, Inc. .........................           12,474          279,917
                  SAFECO Corporation .........................           34,122        1,183,010
                  SBC Communications Inc. ....................          692,605       18,776,522
                  SLM Corporation ............................           32,310        3,355,717
                  SUPERVALU Inc. .............................           24,142          398,584
                  SYSCO Corporation ..........................          141,900        4,227,201
                + Sabre Holdings Corporation .................           26,373          477,615
                + Safeway Inc. ...............................           93,458        2,183,179
                + St. Jude Medical, Inc. .....................           41,694        1,656,086
                  The St. Paul Companies, Inc. ...............           46,711        1,590,510
                + Sanmina Corporation ........................          107,763          483,856
                  Sara Lee Corporation .......................          161,841        3,643,041
                  Schering-Plough Corporation ................          298,825        6,633,915
                  Schlumberger Limited .......................          124,154        5,225,642
                  Scientific-Atlanta, Inc. ...................           38,194          452,981
                + Sealed Air Corporation .....................           16,269          606,834
                  Sears, Roebuck & Co. .......................           70,818        1,696,091
                  Sempra Energy ..............................           42,738        1,010,754
                  The Sherwin-Williams Company ...............           28,092          793,599
                + Siebel Systems, Inc. .......................           92,237          689,933
                  Sigma-Aldrich Corporation ..................           19,123          931,290
                  Simon Property Group, Inc. .................           37,100        1,263,997
                  Snap-On Incorporated .......................           11,352          319,105
                + Solectron Corporation ......................          156,912          557,038
                  The Southern Company .......................          155,323        4,409,620
                  SouthTrust Corporation .....................           63,644        1,581,553
                  Southwest Airlines Co. .....................          157,995        2,196,131
                + Sprint Corp. (PCS Group) ...................          203,339          890,625
                  Sprint Corporation .........................          182,881        2,648,117
                  The Stanley Works ..........................           17,543          606,637
                + Staples, Inc. ..............................           99,034        1,812,322
                + Starbucks Corporation ......................           87,912        1,791,647
                  Starwood Hotels & Resorts
                    Worldwide, Inc. ..........................           44,468        1,055,670
                  State Street Corporation ...................           69,623        2,715,297
                + Stilwell Financial, Inc. ...................           41,305          539,856
                  Stryker Corporation ........................           38,155        2,560,964
                + Sun Microsystems, Inc. .....................          705,156        2,193,035
                + Sungard Data Systems Inc. ..................           60,700        1,430,092
                  Sunoco, Inc. ...............................           21,185          702,918
                  SunTrust Banks, Inc. .......................           57,899        3,295,611
                  Symbol Technologies, Inc. ..................           47,111          387,252
                  Synovus Financial Corp. ....................           55,151        1,069,929
                  T. Rowe Price Group Inc. ...................           24,724          674,471
                  TECO Energy, Inc. ..........................           46,896          725,481
                  The TJX Companies, Inc. ....................          112,448        2,194,985
                + TMP Worldwide Inc. .........................           27,239          308,073
                  TXU Corp. ..................................           65,722        1,227,687
                  Target Corporation .........................          186,035        5,581,050
                + Tektronix, Inc. ............................           18,936          344,446
                + Tellabs, Inc. ..............................           84,487          614,220
                  Temple-Inland, Inc. ........................           12,553          562,500
                + Tenet Healthcare Corporation ...............          109,637        1,798,047
                + Teradyne, Inc. .............................           41,332          537,729
                  Texas Instruments Incorporated .............          352,972        5,298,110
                  Textron, Inc. ..............................           25,514        1,096,847
                + Thermo Electron Corporation ................           36,657          737,539
                + Thomas & Betts Corporation .................           11,967          202,242
                  Tiffany & Co. ..............................           29,901          714,933
                  Torchmark Corporation ......................           24,456          893,378
                + Toys `R' Us, Inc. ..........................           49,997          499,970
                  Transocean Inc. ............................           65,641        1,522,871
                + Travelers Property Casualty Corp. (Class B)           211,879        3,104,027
                  Tribune Company ............................           57,942        2,634,043
                  Tupperware Corporation .....................           11,933          179,950
                  Tyco International Ltd. ....................          409,525        6,994,687
                  U.S. Bancorp ...............................          398,565        8,457,549
                  UST Inc. ...................................           32,635        1,090,988
                  Union Pacific Corporation ..................           51,176        3,063,907
                  Union Planters Corporation .................           40,881        1,150,391
                + Unisys Corporation .........................           56,982          564,122
                  United Parcel Service, Inc. (Class B) ......          235,700       14,867,956
                  United States Steel Corporation ............           27,422          359,777
                  United Technologies Corporation ............          100,248        6,209,361
                  UnitedHealth Group Incorporated ............           64,809        5,411,552
                + Univision Communications Inc. (Class A) ....           47,171        1,155,690
                  Unocal Corporation .........................           47,374        1,448,697
                  UnumProvident Corporation ..................           48,067          843,095
                  V. F. Corporation ..........................           22,167          799,120
                + VERITAS Software Corporation ...............           90,981        1,421,123
                  Verizon Communications .....................          569,428       22,065,335
                + Viacom, Inc. (Class B) .....................          367,563       14,981,868
                  Visteon Corporation ........................           26,826          186,709
                  Vulcan Materials Company ...................           19,547          733,013
                  W. W. Grainger, Inc. .......................           18,245          940,530
                  Wachovia Corporation .......................          285,576       10,406,389


                                     16 & 17

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                  Master S&P 500 Index Series (concluded)
                  ------------------------------------------------------------------------------
                                                                         Shares
                  Issue                                                   Held           Value
================================================================================================
Common            Wal-Mart Stores, Inc. ..................            919,355      $  46,436,621
Stocks            Walgreen Co. ...........................            208,524          6,086,816
(concluded)       The Walt Disney Company ................            425,347          6,937,410
                  Washington Mutual, Inc. ................            196,198          6,774,717
                  Waste Management, Inc. .................            129,414          2,966,169
                + Waters Corporation .....................             26,920            586,318
                + Watson Pharmaceuticals, Inc. ...........             20,381            576,171
                + WellPoint Health Networks Inc. .........             33,406          2,377,171
                  Wells Fargo Company ....................            353,822         16,583,637
                  Wendy's International, Inc. ............             22,572            611,024
                  Weyerhaeuser Company ...................             45,361          2,232,215
                  Whirlpool Corporation ..................             16,560            864,763
                  The Williams Companies, Inc. ...........            121,186            327,202
                  Winn-Dixie Stores, Inc. ................             28,980            442,814
                  Wm. Wrigley Jr. Company ................             46,470          2,550,274
                  Worthington Industries, Inc. ...........             17,567            267,721
                  Wyeth ..................................            276,099         10,326,103
                  XL Capital Ltd. (Class A) ..............             29,105          2,248,361
                  Xcel Energy, Inc. ......................             90,402            994,422
                + Xerox Corporation ......................            148,402          1,194,636
                + Xilinx, Inc. ...........................             74,993          1,544,856
                + YUM! Brands, Inc. ......................             60,034          1,454,023
                + Yahoo! Inc. ............................            119,699          1,957,079
                + Zimmer Holdings, Inc. ..................             39,977          1,659,845
                  Zions Bancorporation ...................             21,402            842,147
                  ------------------------------------------------------------------------------
                  Total Common Stocks (Cost--$2,015,763,982)--97.8%                1,688,331,230
------------------------------------------------------------------------------------------------
Partnership
 Interest                        Short-Term Investments
------------------------------------------------------------------------------------------------
$22,760,915       Merrill Lynch Liquidity Series, LLC Cash Sweep Series I**           22,760,915
------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost--$22,760,915)--1.3%                                22,760,915
------------------------------------------------------------------------------------------------
Total Investments (Cost--$2,038,524,897)--99.1%                                    1,711,092,145
Variation Margin on Financial Futures Contracts*--0.0%                                    44,666
Other Assets Less Liabilities--0.9%                                                   15,567,844
                                                                                  --------------
Net Assets--100.0%                                                                $1,726,704,655
                                                                                  ==============
------------------------------------------------------------------------------------------------

 +    Non-income producing security.
++ All or a portion of security held as collateral in connection with open financial futures contracts.
 * Financial futures contracts purchased as of December 31, 2002 were as follows:

      --------------------------------------------------------------------------
      Number of                                 Expiration
      Contracts           Issue                    Date                 Value
      --------------------------------------------------------------------------
         164        S&P 500 Stock Index         March 2003           $36,034,900
      --------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price--$36,461,218)                            $36,034,900
                                                                     ===========
      --------------------------------------------------------------------------

** Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                     Net                       Dividend/Interest
      Affiliate                   Activity        Net Cost          Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co.             27,570    $ 1,282,303    $   104,987
      Merrill Lynch Liquidity    $22,760,915     22,760,915         61,040
      Series, LLC Cash Sweep
      Series I
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
S&P 500
INDEX SERIES    As of December 31, 2002
----------------------------------------------------------------------------------------------------------------------
Assets:         Investments, at value (including securities loaned of $535,314,383)
                (identified cost--$2,038,524,897) .................................                    $ 1,711,092,145
                Investments held as collateral for loaned securities, at value ....                        550,276,850
                Cash ..............................................................                             51,158
                Receivables:
                  Contributions ...................................................    $ 23,874,584
                  Dividends .......................................................       2,699,271
                  Variation margin ................................................          44,666
                  Interest ........................................................          31,245
                  Loaned securities income ........................................          16,676
                  Securities sold .................................................           7,895         26,674,337
                                                                                       ------------
                Prepaid expenses ..................................................                             20,048
                                                                                                       ---------------
                Total assets ......................................................                      2,288,114,538
                                                                                                       ---------------
----------------------------------------------------------------------------------------------------------------------
Liabilities:    Collateral on securities loaned, at value .........................                        550,276,850
                Payables:
                  Withdrawals .....................................................      10,981,579
                  Investment adviser ..............................................           7,708         10,989,287
                                                                                       ------------
                Accrued expenses ..................................................                            143,746
                                                                                                       ---------------
                Total liabilities .................................................                        561,409,883
                                                                                                       ---------------
----------------------------------------------------------------------------------------------------------------------
Net Assets:     Net assets ........................................................                    $ 1,726,704,655
                                                                                                       ===============
----------------------------------------------------------------------------------------------------------------------
Net Assets      Investors' capital ................................................                    $ 2,054,563,725
Consist of:     Unrealized depreciation on investments--net .......................                       (327,859,070)
                                                                                                       ---------------
                Net assets ........................................................                    $ 1,726,704,655
                                                                                                       ===============
----------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                    18 & 19

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

STATEMENT OF OPERATIONS

MASTER
S&P 500
INDEX SERIES          For the Year Ended December 31, 2002
-------------------------------------------------------------------------------------------------------------
Investment            Dividends (net of $78,432 foreign withholding tax) .                      $  29,349,446
Income:               Interest ...........................................                            834,621
                      Securities lending--net ............................                            267,064
                                                                                                -------------
                      Total income .......................................                         30,451,131
                                                                                                -------------
-------------------------------------------------------------------------------------------------------------
Expenses:             Accounting services ................................    $     358,967
                      Professional fees ..................................          127,824
                      Investment advisory fees ...........................           93,240
                      Custodian fees .....................................           57,655
                      Trustees' fees and expenses ........................           27,273
                      Printing and shareholder reports ...................            4,998
                      Other ..............................................           71,002
                                                                              -------------
                      Total expenses .....................................                            740,959
                                                                                                -------------
                      Investment income--net .............................                         29,710,172
                                                                                                -------------
-------------------------------------------------------------------------------------------------------------
Realized &            Realized loss from:
Unrealized Loss         Investments--net .................................      (82,781,943)
On Investments &        Foreign currency transactions--net ...............             (177)      (82,782,120)
Foreign Currency                                                              -------------
Transactions--Net:    Change in unrealized appreciation/depreciation on
                      investments--net ...................................                       (435,785,828)
                                                                                                -------------
                      Total realized and unrealized loss on investments
                      and foreign currency transactions--net .............                       (518,567,948)
                                                                                                -------------
                      Net Decrease in Net Assets Resulting from Operations                      $(488,857,776)
                                                                                                =============
-------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                For the Year Ended
MASTER                                                                                             December 31,
S&P 500                                                                               -----------------------------------
INDEX SERIES    Increase (Decrease) in Net Assets:                                           2002                2001
-------------------------------------------------------------------------------------------------------------------------
Operations:     Investment income--net ...........................................    $    29,710,172     $    23,558,016
                Realized loss on investments--net ................................        (82,782,120)        (28,757,480)
                Change in unrealized appreciation/depreciation on investments--net       (435,785,828)       (207,282,579)
                                                                                      ---------------     ---------------
                Net decrease in net assets resulting from operations .............       (488,857,776)       (212,482,043)
                                                                                      ---------------     ---------------
-------------------------------------------------------------------------------------------------------------------------
Capital         Proceeds from contributions ......................................        589,333,536         976,860,074
Transactions:   Fair value of withdrawals ........................................       (267,267,758)       (585,512,826)
                                                                                      ---------------     ---------------
                Net increase in net assets derived from capital transactions .....        322,065,778         391,347,248
                                                                                      ---------------     ---------------
-------------------------------------------------------------------------------------------------------------------------
Net Assets:     Total increase (decrease) in net assets ..........................       (166,791,998)        178,865,205
                Beginning of year ................................................      1,893,496,653       1,714,631,448
                                                                                      ---------------     ---------------
                End of year ......................................................    $ 1,726,704,655     $ 1,893,496,653
                                                                                      ===============     ===============
-------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MASTER               The following ratios have been derived                       For the Year Ended December 31,
S&P 500              from information provided in the         ----------------------------------------------------------------------
INDEX SERIES         financial statements.                       2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------
Total Investment                                                 (22.22%)       (11.97%)            --             --             --
Return:*                                                      ==========     ==========     ==========     ==========     ==========
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .............................         .04%           .05%           .07%           .07%           .10%
Net Assets:                                                   ==========     ==========     ==========     ==========     ==========
                     Investment income--net ...............        1.59%          1.29%          1.16%          1.33%          1.56%
                                                              ==========     ==========     ==========     ==========     ==========
------------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands)   $1,726,705     $1,893,497     $1,714,631     $1,690,336     $1,118,220
Data:                                                         ==========     ==========     ==========     ==========     ==========
                     Portfolio turnover ...................        4.59%          3.21%          9.71%         29.91%         25.97%
                                                              ==========     ==========     ==========     ==========     ==========
------------------------------------------------------------------------------------------------------------------------------------

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

      See Notes to Financial Statements.


                                    20 & 21

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS

MASTER
S&P 500
INDEX SERIES

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. As of December 31, 2002, cash collateral of $291,646,731 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $258,630,119 was invested in the Merrill Lynch Premier Institutional Fund. As of December 31, 2002, the Series lent securities with a value of $151,182,378 to MLPF&S. For the year ended December 31, 2002, MLIM, LLC received $123,306 in securities lending agent fees from the Series.

Merrill Lynch Trust Company ("MLTC"), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

In addition, MLPF&S received $862 in commissions on the execution of portfolio transactions for the Series for the year ended December 31, 2002.

For the year ended December 31, 2002, the Series reimbursed FAM $41,620 for certain accounting services.


                                    22 & 23

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
S&P 500
INDEX SERIES

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2002 were $422,056,297 and $83,133,099, respectively.

Net realized losses for the year ended December 31, 2002 and net unrealized losses as of December 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                Realized            Unrealized
                                                 Losses               Losses
--------------------------------------------------------------------------------
Long-term investments ................       $ (72,369,989)       $(327,432,752)
Financial futures contracts ..........         (10,411,954)            (426,318)
Foreign currency transactions ........                (177)                  --
                                             -------------        -------------
Total ................................       $ (82,782,120)       $(327,859,070)
                                             =============        =============
--------------------------------------------------------------------------------

As of December 31, 2002, net unrealized depreciation for Federal income tax purposes aggregated $402,863,518, of which $101,635,643 related to appreciated securities and $504,499,161 related to depreciated securities. At December 31, 2002, the aggregate cost of investments for Federal income tax purposes was $2,113,955,663.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a credit agreement with Bank One, N.A. and certain other lenders. Effective November 29, 2002, in conjunction with the renewal for one year at the same terms, the total commitment was reduced from $1,000,000,000 to $500,000,000. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2002.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Master S&P 500 Index Series
(One of the series constituting
Quantitative Master Series Trust):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master S&P 500 Index Series (one of the series constituting Quantitative Master Series Trust) as of December 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master S&P 500 Index Series of the Quantitative Master Series Trust as of December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 18, 2003


                                    24 & 25

                             Merrill Lynch S&P 500 Index Fund, December 31, 2002

OFFICERS AND DIRECTORS/TRUSTEES

                                                                                                           Number of       Other
                                                                                                        Portfolios in  Directorships
                               Position(s)  Length                                                       Fund Complex      Held by
                                Held with  of Time                                                        Overseen by     Director/
Name             Address & Age  Fund/Trust  Served    Principal Occupation(s) During Past 5 Years      Director/Trustee    Trustee
------------------------------------------------------------------------------------------------------------------------------------
        Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*  P.O. Box 9011  President  1999 to  Chairman, Americas Region since 2001 and                117 Funds       None
                 Princeton, NJ  and        present  Executive Vice President since 1983 of Fund Asset    162 Portfolios
                 08543-9011     Director/  and      Management ("FAM") and Merrill Lynch
                 Age: 62        Trustee    1997 to  Investment Managers, L.P. ("MLIM"); President of
                                           present  Merrill Lynch Mutual Funds since 1999; President
                                                    of FAM Distributors, Inc. ("FAMD") since 1986 and
                                                    Director thereof since 1991; Executive Vice
                                                    President and Director of Princeton Services, Inc.
                                                    ("Princeton Services") since 1993; President of
                                                    Princeton Administrators, L.P. since 1988; Director
                                                    of Financial Data Services, Inc. since 1985.
                 -------------------------------------------------------------------------------------------------------------------
               * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the Investment Company
                 Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and
                 MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators,
                 L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Number of       Other
                                                                                                        Portfolios in  Directorships
                               Position(s)  Length                                                        Fund Complex     Held by
                                Held with  of Time                                                        Overseen by     Director/
Name             Address & Age  Fund/Trust  Served*   Principal Occupation(s) During Past 5 Years      Director/Trustee    Trustee
------------------------------------------------------------------------------------------------------------------------------------
        Independent Directors/Trustees
------------------------------------------------------------------------------------------------------------------------------------
Donald W.        P.O. Box 9095  Director/  2002 to  General Partner of The Burton Partnership,             23 Funds      ITC Delta-
Burton           Princeton, NJ  Trustee    present  Limited Partnership since 1979; Managing              34 Portfolios  Com, Inc.;
                 08543-9095                         General Partner of the South Atlantic Venture                        ITC Holding
                 Age: 58                            Fund II and III, Limited Partnerships and                            Company,
                                                    Chairman of South Atlantic Private Equity Fund IV,                   Inc.;
                                                    Limited Partnership since 1983; Member of the                        Knology,
                                                    Investment Advisory Council of the Florida State                     Inc.; Main-
                                                    Board of Administration since 2001.                                  Bancorp,
                                                                                                                         N.A.; Pri-
                                                                                                                         Care, Inc.;
                                                                                                                         Symbion,
                                                                                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum   P.O. Box 9095  Director/  2000 to  James R. Williston Professor of Investment              23 Funds     Cambridge
                 Princeton, NJ  Trustee    present  Management Emeritus, Harvard Business School         34 Portfolios   Bancorp
                 08543-9095                         since 1996.
                 Age: 70
------------------------------------------------------------------------------------------------------------------------------------
Laurie Simon     P.O. Box 9095  Director/  2000 to  Professor of Finance and Economics, Graduate            23 Funds        None
Hodrick          Princeton, NJ  Trustee    present  School of Business, Columbia University since        34 Portfolios
                 08543-9095                         1998; Associate Professor of Finance and
                 Age: 40                            Economics, Graduate School of Business,
                                                    Columbia University from 1996 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. Thomas        P.O. Box 9095  Director/  2000 to  Managing Partner of The Witt Touchton Company           23 Funds     TECO
Touchton         Princeton, NJ  Trustee    present  and its predecessor, The Witt Co., since 1972;       34 Portfolios   Energy,
                 08543-9095                         Trustee Emeritus of Washington and Lee University.                   Inc.
                 Age: 64
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss    P.O. Box 9095  Director/  2000 to  Managing Director of FGW Associates since 1997.         23 Funds     Watson
                 Princeton, NJ  Trustee    present                                                       34 Portfolios   Pharma-
                 08543-9095                                                                                              ceuticals,
                 Age: 61                                                                                                 Inc.
                 -------------------------------------------------------------------------------------------------------------------
               * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31, of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------
                                             Position(s)  Length
                                              Held with   of Time
Name                     Address & Age        Fund/Trust  Served*              Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
        Fund/Trust Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke      P.O. Box 9011             Vice       1997 to     First Vice President of FAM and MLIM since 1997 and Treasurer
                     Princeton, NJ 08543-9011  President  present     thereof since 1999; Senior Vice President and Treasurer of
                     Age: 42                   and        and 1999    Princeton Services since 1999; Vice President of FAMD since
                                               Treasurer  to present  1999; Director of MLIM Taxation since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.  P.O. Box 9011             Senior     1999 to     President and Global Chief Investment Officer of MLIM and
                     Princeton, NJ 08543-9011  Vice       present     member of the Executive Management Committee of ML & Co., Inc.
                     Age: 49                   President              since 2001; Chief Investment Officer, Senior Vice President and Co-Head of MLIM Americas from 1999 to 2001; Chief
                                                                      Investment Officer of Oppenheimer Funds, Inc. from 1987 to
                                                                      1999 and Executive Vice President from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Richard Vella        P.O. Box 9011             Senior     1999 to     Senior Portfolio Manager and Head of Global Index and Enhanced
                     Princeton, NJ 08543-9011  Vice       present     Index products for Merrill Lynch Quantitative Advisors since
                     Age: 46                   President              1999; Managing Director and Head of the Global Index and
                                                                      Enhanced Index business at Bankers Trust from 1984 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Stephen M. Benham    P.O. Box 9011             Secretary  2002 to     Vice President (Legal Advisory) of MLIM since 2000; Associate
                     Princeton, NJ 08543-9011             present     with Kirkpatrick & Lockhart LLP from 1997 to 2000.
                     Age: 43
                     ---------------------------------------------------------------------------------------------------------------
                   * Officers of the Fund serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Effective January 1, 2003, J. Thomas Touchton, Director/Trustee of Merrill Lynch S&P 500 Index Fund, retired. The Fund's Board of Directors/Trustees wishes Mr. Touchton well in his retirement.
--------------------------------------------------------------------------------


                                    26 & 27

[LOGO] Merrill Lynch Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper          #Index 4--12/02

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

 Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch S&P 500 Index Fund


By: /s/ Terry K. Glenn
    --------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch S&P 500 Index Fund

Date: February 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    --------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch S&P 500 Index Fund

Date: February 24, 2003


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer of
    Merrill Lynch S&P 500 Index Fund

Date: February 24, 2003